Derivative Warrant Liabilities (Tables)	3 Months Ended
Jan. 31, 2026
Derivative Warrant Liabilities [Abstract]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability	The binomial model was used to measure the derivative warrant liability with the following assumptions:
January 31, 2026
Share Price	$2.17
Exercise Price	$2.5607
Expected life	2.18 – 2.96 years
Risk-free interest rate	3.54 – 3.67%
Dividend yield	0.00%
Expected volatility	112.20 – 139.89%

Schedule of Changes in the Derivative Warrant Liability	The following table presents the changes in the derivative warrant liability during the period:
Balance as of October 31, 2024	$3,519,702
Exercise of warrants	(21,921)
Change in fair value of warrants	(1,128,586)
Balance as of October 31, 2025	$2,369,195
Exercise of warrants	(246,637)
Change in fair value of warrants	(365,926)
Balance as of January 31, 2026	$1,756,632